Dividends	12 Months Ended
Dec. 31, 2023
Dividends
Dividends

B5   Dividends

	2023			2022			2021
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim dividend	6.26	¢	172	5.74	¢	154	5.37	¢	140
Second interim dividend	14.21	¢	392	13.04	¢	359	11.86	¢	326
Total relating to reporting year	20.47	¢	564	18.78	¢	513	17.23	¢	466
Dividends paid in reporting year:
Current year first interim dividend	6.26	¢	172	5.74	¢	154	5.37	¢	138
Second interim dividend for prior year	13.04	¢	361	11.86	¢	320	10.73	¢	283
Total paid in reporting year	19.30	¢	533	17.60	¢	474	16.10	¢	421

First and second interim dividends are recorded in the period in which they are paid. In addition to the dividends shown in the table above, on 13 September 2021, following approval by the Group’s shareholders, Prudential plc demerged its US operations (Jackson) via a dividend in specie of $1,735 million.

Dividend per share

The 2023 first interim dividend of 6.26 cents per ordinary share was paid to eligible shareholders on 19 October 2023.

On 16 May 2024, Prudential will pay a second interim dividend of 14.21 cents per ordinary share for the year ended 31 December 2023. The second interim dividend will be paid to shareholders recorded on the UK register at 6.00pm (British Summer Time) and to shareholders on the HK branch register at 4.30pm (Hong Kong Time) on 2 April 2024 (Record Date), and also to the Holders of US American Depositary Receipts (ADRs) as at 2 April 2024. The second interim dividend will be paid on or about 23 May 2024 to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) at 5.00pm (Singapore Time) on the Record Date.

Shareholders holding shares on the UK or HK share registers will continue to receive their dividend payments in either GBP or HKD respectively, unless they elect to receive dividend payments in USD. Elections must be made through the relevant UK or HK share registrar on or before 24 April 2024. The corresponding amounts per share in GBP and HKD are expected to be announced on or about 2 May 2024. The USD to GBP and HKD conversion rates will be determined by the actual rates achieved by Prudential buying those currencies prior to the subsequent announcement.

Holders of ADRs will continue to receive their dividend payments in USD. Shareholders holding an interest in Prudential shares through CDP in Singapore will continue to receive their dividend payments in SGD at an exchange rate determined by CDP.

Shareholders on the UK register are eligible to participate in a Dividend Reinvestment Plan.